CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive (loss) income	Class A	Class B	Total
Beginning balance at Dec. 31, 2021	$ 33,918	$ 2,462	$ 210,718,835	$ (214,842,438)	$ (1,912,896)			$ (6,000,119)
Beginning balance (in shares) at Dec. 31, 2021	3,391,809,191	246,224,465
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net Income (Loss)				515,014				515,014
Issuance of ordinary shares upon vesting of restricted shares (Note 15)	$ 11		(11)
Issuance of ordinary shares upon vesting of restricted shares (Note 15) (in shares)	1,143,100
Conversion of convertible notes (Note 10)	$ 11,960		5,000,992					5,012,952
Conversion of convertible notes (Note 10) (in shares)	1,195,980,950
Exercise of share options (Note 15)	$ 21		289					$ 310
Exercise of share options (Note 15) (in shares)	2,097,750							2,097,750
Share-based compensation			1,820,628					$ 1,820,628
Foreign currency translation adjustments					(217,949)			(217,949)
Ending balance at Dec. 31, 2022	$ 45,910	$ 2,462	217,540,733	(214,327,424)	(2,130,845)			1,130,836
Ending balance (in shares) at Dec. 31, 2022	4,591,030,991	246,224,465
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net Income (Loss)				(2,595,941)				$ (2,595,941)
Exercise of share options (Note 15) (in shares)								0
Share-based compensation			704,565					$ 704,565
Foreign currency translation adjustments					370,885			370,885
Ending balance at Dec. 31, 2023	$ 45,910	$ 2,462	218,245,298	(216,923,365)	(1,759,960)			(389,655)
Ending balance (in shares) at Dec. 31, 2023	4,591,030,991	246,224,465				4,591,030,991	246,224,465
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net Income (Loss)				63,569				$ 63,569
Exercise of share options (Note 15) (in shares)								0
Share-based compensation			134,560					$ 134,560
Foreign currency translation adjustments					74,491			74,491
Ending balance at Dec. 31, 2024	$ 45,910	$ 2,462	$ 218,379,858	$ (216,859,796)	$ (1,685,469)			$ (117,035)
Ending balance (in shares) at Dec. 31, 2024	4,591,030,991	246,224,465				4,591,030,991	246,224,465